Income Taxes - Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	9,101,000	8,595,000
Equipment and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	225,000	225,000
Withholding tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	412,000	412,000
Un-deducted SR&ED expenditure pool [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	412,000	412,000
Investment tax credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	196,000	196,000
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	32,000	32,000
Royalty payable [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	438,000	715,000
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (10,816,000)	$ (10,587,000)